Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with Item 402(v) of Regulation S-K, the following table sets forth the specified executive compensation for our NEOs and financial performance measures for 2022, 2021 and 2020. For additional information regarding how we align executive compensation with Company performance, see “Compensation Discussion and Analysis” of this Proxy Statement.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(1)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ MILLIONS)	COMPANY SELECTED MEASURE
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(3)		OPERATING INCOME ($ MILLIONS)
2022	11,279,094	6,638,117	3,923,918	2,623,730	107	139	673.8	943.1
2021	10,118,565	13,339,664	3,450,115	4,459,575	132	194	784.8	866.8
2020	10,098,502	13,018,694	3,303,750	4,029,712	112	144	814.9	824.2 (4)

Named Executive Officers, Footnote [Text Block]	In all three years presented, Mr. Bidzos was our Principal Executive Officer (“PEO”). The non-PEO NEOs during 2022 were Messrs. Strubbe, Kilguss, McPherson, and Indelicarto. For 2021 and 2020, the non-PEO NEOs were Messrs. Strubbe, Kilguss, and Indelicarto; Mr. McPherson is not included in 2020 and 2021 as he was appointed an executive officer on July 26, 2022.
Peer Group Issuers, Footnote [Text Block]	TSR based on initial investment of $100 made at the end of 2019 and reflects cumulative change since that time. Peer group represents the S&P 500 Information Technology Sector Index.
PEO Total Compensation Amount	$ 11,279,094	$ 10,118,565	$ 10,098,502
PEO Actually Paid Compensation Amount	$ 6,638,117	13,339,664	13,018,694
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details the adjustments made to the Summary Compensation Table totals to arrive at the Compensation Actually Paid (“CAP”) amounts in the table above, calculated in accordance with Item 402(v) of Regulation S-K.

	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	ADD YEAR-END VALUE OF UNVESTED EQUITY GRANTED IN YEAR ($)	ADD CHANGE IN VALUE OF UNVESTED EQUITY GRANTED IN PRIOR YEARS ($)	ADD CHANGE IN VALUE OF VESTED EQUITY GRANTED IN PRIOR YEARS ($)	COMPENSATION ACTUALLY PAID
PEO
2022	11,279,094	(8,999,846)	8,657,652	(2,844,873)	(1,453,910)	6,638,117
2021	10,118,565	(7,749,845)	9,927,154	1,714,160	(670,370)	13,339,664
2020	10,098,502	(7,749,705)	8,147,676	39,865	2,482,356	13,018,694
AVERAGE NON-PEO NEO
2022	3,923,918	(2,874,881)	2,766,660	(756,083)	(435,884)	2,623,730
2021	3,450,115	(2,399,993)	3,074,268	509,712	(174,527)	4,459,575
2020	3,303,750	(2,286,236)	2,404,204	57,229	550,765	4,029,712

Non-PEO NEO Average Total Compensation Amount	$ 3,923,918	3,450,115	3,303,750
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,623,730	4,459,575	4,029,712
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table details the adjustments made to the Summary Compensation Table totals to arrive at the Compensation Actually Paid (“CAP”) amounts in the table above, calculated in accordance with Item 402(v) of Regulation S-K.

	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	ADD YEAR-END VALUE OF UNVESTED EQUITY GRANTED IN YEAR ($)	ADD CHANGE IN VALUE OF UNVESTED EQUITY GRANTED IN PRIOR YEARS ($)	ADD CHANGE IN VALUE OF VESTED EQUITY GRANTED IN PRIOR YEARS ($)	COMPENSATION ACTUALLY PAID
PEO
2022	11,279,094	(8,999,846)	8,657,652	(2,844,873)	(1,453,910)	6,638,117
2021	10,118,565	(7,749,845)	9,927,154	1,714,160	(670,370)	13,339,664
2020	10,098,502	(7,749,705)	8,147,676	39,865	2,482,356	13,018,694
AVERAGE NON-PEO NEO
2022	3,923,918	(2,874,881)	2,766,660	(756,083)	(435,884)	2,623,730
2021	3,450,115	(2,399,993)	3,074,268	509,712	(174,527)	4,459,575
2020	3,303,750	(2,286,236)	2,404,204	57,229	550,765	4,029,712

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 3 year timeframe:

Compensation Actually Paid vs. Net Income [Text Block]
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 3 year timeframe:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
In accordance with SEC rules, the Company is providing the following charts to show the relationship between the CAP for Mr. Bidzos and the average CAP for our other NEOs in comparison to the TSR for Verisign, the TSR for the S&P 500 Information Technology Sector Index, our net income and our operating income, respectively, over the 3 year timeframe:

Tabular List [Table Text Block]
Financial Performance Measures
The following table sets forth the most important financial performance measures that were used in determining the NEOs compensation during the last fiscal year, as further described in the “Compensation Discussion and Analysis” section of this Proxy Statement.

METRIC
CAGR of Operating Income
Revenue
TSR of the S&P 500

Total Shareholder Return Amount	$ 107	132	112
Peer Group Total Shareholder Return Amount	139	194	144
Net Income (Loss)	$ 673,800,000	$ 784,800,000	$ 814,900,000
Company Selected Measure Amount	943,100,000	866,800,000	824,200,000
PEO Name	Bidzos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	CAGR of Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR of the S&P 500
PEO [Member] | Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,999,846)	$ (7,749,845)	$ (7,749,705)
PEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year that are Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,657,652	9,927,154	8,147,676
PEO [Member] | Change in Fair Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,844,873)	1,714,160	39,865
PEO [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,453,910)	(670,370)	2,482,356
Non-PEO NEO [Member] | Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,874,881)	(2,399,993)	(2,286,236)
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted in Fiscal Year that are Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,766,660	3,074,268	2,404,204
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(756,083)	509,712	57,229
Non-NEOs [Member] | Change in Fair Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (435,884)	$ (174,527)	$ 550,765